OTHER INCOME - Disclosure of other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income [Abstract]
Management fee income	$ 713	$ 1,163
Other operating income, net	18	595
Other income	$ 731	$ 1,758